HELD-TO-MATURITY SECURITIES (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities			100,466
Held-to-maturity securities, interest rate, minimum				4.60%
Held-to-maturity securities, interest rate, maximum				4.80%
Held-to-maturity securities, maturity date				Jan. 31, 2012